Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
Note 19 - Debt
Short-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
2028 Notes	75.0	75.0
Additional 2028 Notes and Further Additional 2028 Notes	26.0	—
2030 Notes	25.0	25.0
Additional 2030 Notes	8.7	—
Principal Outstanding	134.7	100.0
Deferred finance charges (1)	(12.5)	(10.3)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	—
Carrying Value Short-Term Debt (2)	118.1	82.9
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2024	2023
2028 Notes	875.0	950.0
2030 Notes	465.0	490.0
Additional 2028 Notes and Further Additional 2028 Notes	303.6	—
$250m Convertible Bonds (3)	239.4	250.0
Additional 2030 Notes	161.9	—
Principal Outstanding	2,044.9	1,690.0
Deferred finance charges(1)	(37.7)	(40.5)
Debt discount	(23.9)	(30.7)
Debt premium	9.2	—
Carrying Value Long-Term Debt (2)	1,992.5	1,618.8

(1) As at December 31, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, Additional 2028 Notes, Further Additional 2028 Notes, 2030 Notes, Additional 2030 Notes, Convertible Bonds, our undrawn $150 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 26 - Stockholders' Equity). As at December 31, 2023, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes, 2030 Notes, Convertible Bonds, our undrawn $150 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement.

(2) Carrying amounts in the table above include, where applicable, deferred financing fees, debt discounts and debt premiums.

(3) In March 2024 we repurchased $10.6 million principal amount of the Convertible Bonds at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in "Other financial expenses, net" of $2.3 million. The convertible bonds have been presented net of the bonds owned.

At December 31, 2024 the scheduled maturities of our debt were as follows:

(In $ millions)	December 31, 2024
2025	134.7
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total	2,179.6

Our Long Term Debt

As of December 31, 2024, our indebtedness consists of our $1.94 billion principal amount of senior secured notes due in 2028 and 2030, which are secured by 23 of our owned rigs and our $239.4 million of unsecured Convertible Bonds due in 2028. We also have a $195 million Super Senior Credit Facility, comprised of a $150 million RCF and a $45 million Guarantee Facility, which is also secured by 23 of our rigs. As of December 31, 2024, $41.5 million were drawn under the Guarantee Facility, and the $150 million RCF was undrawn (See Note 21 - Commitments and Contingencies).

Set forth below is a description of our outstanding bonds and our existing credit facility.
Senior Secured Notes

On November 7, 2023, the Company's wholly owned subsidiary Borr IHC Limited, and certain other subsidiaries, issued (i) $1,540.0 million in aggregate principal amount of senior secured notes, consisting of $1,025.0 million principal amount of senior secured notes due in 2028 issued at a price of 97.750% of par, raising proceeds of $1,001.9 million, bearing a coupon of 10% per annum (the "2028 Notes") and (ii) $515.0 million principal amount of senior secured notes due in 2030 issued at a price of 97.000% of par, raising proceeds of $499.5 million, bearing a coupon of 10.375% per annum (the "2030 Notes" and, together with the 2028 Notes, the "Notes"). The 2028 Notes mature on November 15, 2028 and the 2030 Notes mature on November 15, 2030, and interest and amortization on the Notes is payable on May 15 and November 15 of each year, beginning on May 15, 2024.

In March 2024 and August 2024, the Company issued $200.0 million and $150.0 million principal amount of additional senior secured notes due in 2028, respectively (the "Additional 2028 Notes" and the "Further Additional 2028 Notes", and together with the 2028 Notes and the 2030 Notes, the "Notes"), under the same indenture as the $1,025.0 million notes issued in November 2023. The Additional 2028 notes were issued at a price of 102.5% plus accrued interest, raising gross proceeds of $211.9 million. The Further Additional 2028 notes were issued at a price of 102.5% plus accrued interest, raising gross proceeds of $157.5 million.

In November 2024, the Company issued $175.0 million principal amount of additional senior secured notes due in 2030, (the "Additional 2030 Notes", and together with the 2028 Notes and the 2030 Notes, the "Notes"), under the same indenture as the $515.0 million notes issued in November 2023. The Additional 2030 notes were issued at a price of 102.5% of par plus accrued interest, raising gross proceeds of $188.1 million.
Super Senior Revolving Credit Facility

On November 7, 2023, the Company and Borr IHC Limited (as borrowers and guarantors) entered into the Super Senior Revolving Credit Facility Agreement with DNB Bank ASA and Citibank N.A., Jersey Branch (as original lenders), DNB Bank ASA (as facility agent) (the “RCF Facility Agent”) and Wilmington Trust (London) Limited (as security agent). This facility was comprised of a $150 million RCF and a $30 million Guarantee Facility. In August 2024, the Company increased the $30.0 million Guarantee Facility to $45.0 million, bringing the total Super Senior Revolving Credit Facility to $195.0 million.

Borrowings are available to be used for general corporate and/or working capital purposes, provided that any amounts borrowed may not be used to fund any dividend or other distribution.

The Super Senior Credit Facility is secured on a super-senior basis by the same security that secures the Notes.

The interest rate on loans under the RCF is the applicable margin plus Term SOFR, subject to a zero floor. The initial margin is 3.25% per annum. Subject to certain conditions, the margin will be adjusted in accordance with a margin ratchet.

A commitment fee is payable on the aggregate undrawn and uncancelled amount of the RCF from November 7, 2023 until the last day of the availability period for the facility at the rate of 40% of the then applicable margin.

The termination date for the Super Senior Credit Facility will be the earlier of the date falling (i) 54 months after the Closing Date (as defined in the Super Senior Credit Facility Agreement); and (ii) six months prior to the final maturity of the Notes.

In August 2024, the Company drew down and subsequently repaid $85.0 million of the RCF to facilitate the delivery of the jack-up rig '"Vali" due to the timing between the delivery of the rig and the proceeds received from the Further Additional 2028 notes issued in August 2024. Further, in November 2024, the Company drew down and subsequently repaid $40.0 million of the RCF to facilitate the delivery of the jack-up rig '"Var" due to the timing between the delivery of the rig and the proceeds received from the Additional 2030 notes issued in November 2024.

Unsecured Convertible Bonds due 2028

In February 2023, we issued $250.0 million of unsecured convertible bonds, which mature in February 2028. The initial conversion price was $ 7.3471 per share, convertible into 34,027,031 common shares. In March 2024 we repurchased $10.6 million principal amount of the Convertible Bonds at an average price of 120.88% of par for a total consideration of $12.9 million, inclusive of accrued interest, and recognized a loss in "Other financial expenses, net" of $2.3 million. Following the payment of a $0.05 per share cash distribution in each of January and March 2024 as well as a $0.10 per share cash contribution in each of June and September 2024, the adjusted conversion price is $7.02490 per share, with the current amount of the convertible bonds convertible into 34,078,777 shares. The convertible bonds have a coupon of 5% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
As a result of the voluntary delisting of the Company's common shares from the OSE, with a last trading date of December 30, 2024, the Company received approval from the bondholders of the Convertible Bonds, to amend the bond terms so that effective from the delisting date, the Convertible Bond becomes convertible into shares listed on the NYSE (in lieu of shares listed on the OSE) (see Note 26 - Stockholders' Equity).

For a description of our outstanding debt facilities as at December 31, 2023, see Note 21 - Debt, in our annual report on Form 20-F for the year ended December 31, 2023 filed with the SEC on March 27, 2024.
Interest
The weighted average nominal interest rate for all of our interest-bearing debt was 9.7% for the year ended December 31, 2024 (2023: 9.5%). Excluding our Convertible Bonds, the weighted average interest rate for our interest-bearing debt was 10.3% for the year ended December 31, 2024 (2023: 10.6%).